Net interest income (Tables)	12 Months Ended
Dec. 31, 2025
Interest Income (Expense), Operating and Nonoperating [Abstract]
Components of Net Interest Revenue
The following table provides the components of net interest income presented on the consolidated income statement.

Net interest income	Year ended Dec. 31,
(in millions)	2025	2024	2023
Interest income
Deposits with the Federal Reserve and other central banks	$3,496	$4,615	$4,541
Deposits with banks	325	434	523
Federal funds sold and securities purchased under resale agreements	12,208	10,915	7,141
Loans	4,146	4,394	3,916
Securities:
Taxable	5,091	4,941	4,213
Exempt from federal income taxes	—	1	1
Total securities	5,091	4,942	4,214
Trading securities	360	307	313
Total interest income	25,626	25,607	20,648
Interest expense
Deposits in domestic offices	4,886	5,791	4,703
Deposits in foreign offices	2,174	2,856	2,421
Federal funds purchased and securities sold under repurchase agreements	10,946	9,974	6,699
Trading liabilities	124	88	156
Other borrowed funds	16	18	47
Commercial paper	106	62	—
Customer payables	669	640	566
Long-term debt	1,761	1,866	1,711
Total interest expense	20,682	21,295	16,303
Net interest income	4,944	4,312	4,345
Provision for credit losses	(32)	70	119
Net interest income after provision for credit losses	$4,976	$4,242	$4,226